Note 7 - Stockholders' Equity (Details Textual) - $ / shares	Dec. 31, 2917	Jan. 31, 2019	Dec. 06, 2018	Dec. 05, 2018	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Apr. 10, 2017	Feb. 28, 2016
Common Stock, Shares Authorized		500,000,000			15,000,000		15,000,000		50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.001		$ 0.001		$ 0.001
Common Stock, Shares, Issued, Total		28,847,707	28,847,707		7,576,289		7,576,289
Preferred Stock, Shares Authorized		10,000,000		1,000,000	2,423,711	1,000,000			2,423,711
Preferred Stock, Shares Issued, Total				0	2,342,264	0
Preferred Stock, Shares Outstanding, Ending Balance			2,450,980	0	2,342,264	0
Common Class A [Member]
Common Stock, Shares Authorized				200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001
Common Stock, Shares, Outstanding, Including Possible Redemption				23,000,000		23,000,000
Common Stock, Shares, Issued, Including Possible Redemption				23,000,000		23,000,000
Temporary Equity, Shares Authorized				21,118,267		21,815,963
Common Stock, Shares, Issued, Total				1,881,733		1,184,037
Common Class B [Member]
Common Stock, Shares Authorized				20,000,000		20,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued, Total				5,750,000		5,750,000
Industrea [Member]
Preferred Stock, Shares Authorized				1,000,000
Preferred Stock, Shares Issued, Total	0			0
Preferred Stock, Shares Outstanding, Ending Balance				0		0
Industrea [Member] | Common Class A [Member]
Common Stock, Shares Authorized				200,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001
Industrea [Member] | Common Class B [Member]
Common Stock, Shares Authorized				20,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001